Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Subsequent Events

Series B Preferred Unit Offering

Between January 1, 2016 and February 12, 2016, in self-placed private placement transactions, we sold to accredited investors Series B Preferred Units consisting of (i) an aggregate of 18,286 shares of our Series B Preferred and (ii) Series B Warrants to purchase an aggregate of 18,286 shares of our common stock at an exercise price of $7.00 per share. We received cash proceeds of $128,000 from these sales of Series B Preferred Units.

Conversion of Series B Preferred into Common Stock

Between January 1, 2016 and February 12, 2016, holders of an aggregate of 13,500 shares of Series B Preferred converted such shares into an equivalent number of registered shares of our common stock.  Additionally, we issued an aggregate of 716 shares of our restricted common stock in payment of $6,200 in accrued dividends on the Series B Preferred converted.

Creation of Series C Convertible Preferred Stock

On January 13, 2016, our Board authorized the creation of, and effective January 25, 2016, we filed a Certificate of Designation of the Relative Rights and Preferences of the Series C Convertible Preferred Stock of VistaGen Therapeutics, Inc. (the “Certificate of Designation”) with the Nevada Secretary of State to designate, 3.0 million shares of our preferred stock, par value $0.001 per share, as Series C Convertible Preferred Stock (“Series C Preferred”). Upon liquidation, each share of Series C Preferred ranks pari-passu with our Series B Preferred and our Series A Convertible Preferred Stock (“Series A Preferred”), and is convertible, at the option of the holder into one share of our common stock, subject to certain beneficial ownership limitations as set forth in the Certificate of Designation. Shares of the Series C Preferred do not accrue dividends, and holders of the Series C Preferred have no voting rights.  Each share of Series C Preferred is convertible into one (1) share of our common stock.

Warrant Exchanges

On January 25, 2016, we entered into an Exchange Agreement (the “Exchange Agreement”) with Platinum and Montsant Partners, LLC, an organization affiliated with Platinum (“Montsant” and, together with Platinum, the “Holders”), pursuant to which (i) 200,000 shares of our common stock held by the Holders were exchanged for 200,000 shares of Series C Preferred; (ii) the Holders canceled 2,368,658 warrants previously issued to them by the Company (the “Warrants”) in exchange for a total of 1,776,494 shares of Series C Preferred.  In addition, Platinum terminated its right under the Note Exchange and Purchase Agreement, originally dated October 11, 2012 (the “NEPA”), as amended, to receive warrants (“Series A Warrants”) to purchase a total of 455,358 shares of our common stock upon conversion of all of its shares of our Series A Preferred, and, as consideration, we issued to Platinum 341,518 shares of Series C Preferred. Upon execution of the Exchange Agreement and the termination of Platinum’s right to receive Series A Warrants under the NEPA, we issued Series A Warrants to purchase a total of 80,357 shares of our common stock to the holder of shares of Series A Preferred previously held, but subsequently assigned, by Platinum.

Between January 29, 2016 and February 12, 2016, we entered into Warrant Exchange Agreements with certain holders of outstanding warrants to purchase an aggregate of 824,887 shares of our common stock pursuant to which the holders agreed to the cancellation of such warrants in exchange for our issuance to them of an aggregate of 618,685 shares of our unregistered common stock. At February 12, 2016, we had warrants outstanding to purchase 1,874,595 shares of our common stock.

16.  Subsequent Events

We have evaluated subsequent events through the date of this report and have identified the following material events and transactions that occurred after March 31, 2015.

2014 Unit Private Placement

From April 1, 2015 through May 14, 2015, we entered into securities purchase agreements with accredited investors  pursuant to which we sold to such accredited investors Units, for aggregate cash proceeds of $280,000, consisting of (i) 10% convertible notes in the aggregate face amount of $280,000 due between April 30, 2015 and May 15, 2015 or automatically convertible into securities we may issue upon the consummation of a Qualified Financing, as defined in the note (ii) an aggregate of 33,000 restricted shares of our common stock; and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 24,250 restricted shares of our common stock at an exercise price of $10.00 per share.

Creation of Series B Preferred Stock

On May 7, 2015, we filed a Certificate of Designation of the Relative Rights and Preferences of the Series B 10% Preferred Stock of VistaGen Therapeutics, Inc. (Certificate of Designation) with the Nevada Secretary of State to designate 4.0 million shares of our authorized preferred stock as Series B 10% Convertible Preferred Stock (Series B Preferred).

Each share of Series B Preferred is convertible, at the option of the holder (Voluntary Conversion), into one (1) share of our common stock at a fixed conversion price of $7.00 per share (Conversion Price). The Conversion Price is subject to adjustment only for customary stock dividends, reclassifications, splits and similar transactions set forth in the Certificate of Designation. All outstanding shares of Series B Preferred are also convertible automatically into shares of our common stock (“Automatic Conversion”) upon the closing or effective date of any of the following transactions or events: (i) a strategic transaction involving AV-101 with an initial up-front cash payment to us of at least $10.0 million; (ii) a registered public offering of our common stock with aggregate gross proceeds to us of at least $10.0 million; or (iii) for 20 consecutive trading days, our common stock trades at least 20,000 shares per day with a daily closing price of at least $12.00 per share; provided, however, that Automatic Conversion and Voluntary Conversion (collectively, Conversion) are subject to certain beneficial ownership blockers as set forth in the Certificate of Designation.

Prior to Conversion, shares of Series B Preferred will accrue dividends, payable only in shares of our common stock, at a rate of 10% per annum (Accrued Dividend).  The Accrued Dividend will be payable on the date of either a Voluntary Conversion or Automatic Conversion solely in that number of shares of common stock equal to the Accrued Dividend, divided by the Conversion Price.

Agreement with Platinum

On May 5, 2015, we entered into an Agreement with Platinum, which, as modified by an Acknowledgement and Agreement, became effective on May 12, 2015 (Platinum Agreement).  Under the Platinum Agreement, Platinum:

• Converted all of the approximately $4.5 million outstanding balance (principal and accrued but unpaid interest) of the Senior Notes we issued to Platinum into 641,335 shares of Series B Preferred, thereby cancelling approximately $4.5 million of our outstanding indebtedness;

• Released all of its security interests in our assets and those of our subsidiaries by terminating the Amended and Restated Security Agreement, IP Security Agreement and Negative Covenant, each dated October 11, 2012 between us and Platinum; and

• Converted all of the approximately $1.3 million outstanding balance (principal and accrued but unpaid interest) of the 2014 Unit Notes that we issued to Platinum into 240,305 shares of Series B Preferred and five-year warrants to purchase 240,305 shares of our common stock at a fixed exercise price of $7.00 per share (Series B Warrants), thereby cancelling approximately $1.3 million of our outstanding indebtedness; and

• Purchased approximately $1.5 million (including accrued but unpaid interest thereon) of outstanding 2014 Unit Notes we issued to various investors from the respective holders thereof (Investor 2014 Unit Notes ) and converted the entire outstanding balance of the Investor 2014 Unit Notes into 265,699 shares of Series B Preferred and Series B Warrants to purchase 265,699 shares of our common stock, thereby cancelling approximately $1.5 million of our outstanding indebtedness; and

• Entered into a Securities Purchase Agreement (SPA) to purchase, for $1.0 million, a total of 142,857 shares of Series B Preferred and a Series B Warrant to purchase 142,857 shares of our common stock, on or before June 11, 2015 (a portion of which purchase was completed on June 19, 2015); and

• Amended the Platinum Warrants (all warrants previously issued by us to Platinum in connection with the Senior Notes) and the Series A Exchange Warrant to:

 o fix the exercise price thereof at $7.00 per share;

o eliminate the exercise price reset features and fix the number of shares of our common stock issuable thereunder; and

o eliminate the cashless exercise provisions from the Platinum Warrants and the Series A Exchange Warrant; and

• Agreed to refrain from the sale of any shares of our common stock held by Platinum or its affiliates until the earlier to occur of an effective registration statement relating to resale of certain specified shares of common stock under the Securities Act of 1933, as amended, or the closing price of our common stock is at least $15.00 per share.

As additional consideration for the agreements of Platinum under the Platinum Agreement, we issued to Platinum 400,000 shares of Series B Preferred and Series B Warrants to purchase 1.2 million shares of our common stock, and exchanged 30,000 shares of our common stock currently beneficially owned or controlled by Platinum for 30,000 shares of Series B Preferred.

Conversion of 2014 Unit Notes

Effective May 20, 2015, holders of the remaining approximately $1.8 million outstanding balance (principal and accrued but unpaid interest) of 2014 Unit Notes converted such notes into 327,016 shares of Series B Preferred and Series B Warrants to purchase 327,016 shares of our common stock, thereby cancelling an additional approximately $1.8 million of our outstanding indebtedness.

Sale of Series B Preferred Units

Between May 26, 2015 and June 25, 2015, we sold to accredited investors and institutions an aggregate of $557,500 of units in our Series B Preferred Unit offering, which units consist of Series B Preferred and Series B Warrants (together Series B Preferred Units), including $100,000 to Platinum.  We issued 79,646 shares of Series B Preferred and Series B Warrants to purchase 79,646 shares of our common stock.  We have received an aggregate of $557,500 in cash proceeds from the sale of the Series B Preferred Units.

Conversion of Notes and Accounts Payable

During May and June  2015, holders of certain of our promissory notes outstanding at March 31, 2015 and thereafter, including Morrison & Foerster, Cato Research Ltd., University Health Network, and McCarthy Tetrault, and certain other service providers converted notes payable or accounts payable having an aggregate outstanding balance of approximately $5.8 million (principal and accrued but unpaid interest and certain adjustments thereto) into 831,577 shares of Series B Preferred, thereby cancelling an additional approximately $5.8 million of our outstanding debt.